Employee Benefits - Schedule of Fair Value of U.K. Plan Assets (Details) - Pension Plan - U.K. - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	$ 5,959	$ 5,225	$ 5,906
Cash and cash equivalents
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	81	96
Equity investments, Pooled funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	119	212
Derivatives
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	(1,205)	(949)
Corporate bonds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets		367
Government and agency bonds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	2,667	2,079
Annuities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	1,849	1,688
Fixed Income Investments, Pooled Funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	1,486	889
Real estate
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	180	149
Alternative investments
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	782	694
Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	2,748	2,175
Quoted Prices in Active Markets for Identical Assets (Level 1) | Cash and cash equivalents
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	81	96
Quoted Prices in Active Markets for Identical Assets (Level 1) | Equity investments, Pooled funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Derivatives
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Corporate bonds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets		0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Government and agency bonds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	2,667	2,079
Quoted Prices in Active Markets for Identical Assets (Level 1) | Annuities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Fixed Income Investments, Pooled Funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Real estate
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Alternative investments
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Significant Other Observable Inputs (Level 2)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	(1,205)	(582)
Significant Other Observable Inputs (Level 2) | Cash and cash equivalents
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Significant Other Observable Inputs (Level 2) | Equity investments, Pooled funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Significant Other Observable Inputs (Level 2) | Derivatives
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	(1,205)	(949)
Significant Other Observable Inputs (Level 2) | Corporate bonds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets		367
Significant Other Observable Inputs (Level 2) | Government and agency bonds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Significant Other Observable Inputs (Level 2) | Annuities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Significant Other Observable Inputs (Level 2) | Fixed Income Investments, Pooled Funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Significant Other Observable Inputs (Level 2) | Real estate
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Significant Other Observable Inputs (Level 2) | Alternative investments
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Significant Unobservable Inputs (Level 3)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	1,849	1,688	$ 1,909
Significant Unobservable Inputs (Level 3) | Cash and cash equivalents
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Significant Unobservable Inputs (Level 3) | Equity investments, Pooled funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Significant Unobservable Inputs (Level 3) | Derivatives
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Significant Unobservable Inputs (Level 3) | Corporate bonds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets		0
Significant Unobservable Inputs (Level 3) | Government and agency bonds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Significant Unobservable Inputs (Level 3) | Annuities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	1,849	1,688
Significant Unobservable Inputs (Level 3) | Fixed Income Investments, Pooled Funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Significant Unobservable Inputs (Level 3) | Real estate
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Significant Unobservable Inputs (Level 3) | Alternative investments
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	$ 0	$ 0